Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Disclosure of compensation of key management personnel
The following table shows the total fees and benefits of non-executive Directors for 2019, together with comparative figures for 2018.

Fees and benefits
(Audited)		Fees[1]		Benefits[2]		Total
(£000)	Footnotes	2019	2018	2019	2018	2019	2018
Kathleen Casey	3	223	171	9	23	232	194
Henri de Castries		194	161	4	4	198	165
Laura Cha	4	298	255	—	13	298	268
Lord Evans of Weardale (retired on 12 April 2019)		55	200	24	2	79	202
Irene Lee	5	454	361	3	5	457	366
José Antonio Meade Kuribreña	6	157	—	2	—	159	—
Heidi Miller	7	625	573	2	9	627	582
David Nish		230	187	16	11	246	198
Sir Jonathan Symonds		638	653	21	1	659	654
Jackson Tai	8	398	228	57	47	455	275
Mark Tucker	9	1,500	1,500	231	97	1,731	1,597
Pauline van der Meer Mohr		265	239	8	17	273	256
Total		5,037	4,528	377	229	5,414	4,757
Total ($000)		6,425	6,039	481	305	6,906	6,344

1
The Director’s remuneration policy was approved at the 2019 AGM and the new fees became effective from 13 April 2019. Fees include a travel allowance of £4,000 for non-UK based non-executive Directors and for all non-executive Directors effective from 1 June 2019.

2
Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC Holdings' registered office. Amounts disclosed have been grossed up using a tax rate of 45%, where relevant.

3	Reappointed as a member of the Financial System Vulnerabilities Committee on 12 April 2019.

4	Includes fees of £104,000 in 2019 (2018: £80,000) as a Director, Deputy Chairman and member of the Nomination Committee of The Hongkong and Shanghai Banking Corporation Limited.

5
Includes fees of £260,000 in 2019 (2018: £210,000) as a Director, Chair of the Remuneration Committee, and member of the Audit Committee and the Risk Committee of The Hongkong and Shanghai Banking Corporation Limited and as a Director, Chair of the Risk Committee and member of the Audit Committee of Hang Seng Bank Limited.

6	Appointed as a member of the Board and the Nomination & Corporate Governance Committee on 1 March 2019, and as a member of the Group Risk Committee on 1 June 2019.

7	Includes fees of £431,000 in 2019 (2018: £412,000) as Chair of HSBC North American Holdings Inc.

8	Appointed as a Chair of the Financial System Vulnerabilities Committee on 12 April 2019.

9	The Group Chairman’s benefits in 2019 included £13,020 in respect of life assurance and £19,126 in respect of healthcare insurance, as approved by the Group Remuneration Committee.
The shareholdings of persons who were non-executive Directors in 2019, including the shareholdings of their connected persons, at
31 December 2019, or date of cessation as a Director if earlier, are set out below. Non-executive Directors are expected to meet the shareholding guidelines within five years of the date of their appointment. All non-executive Directors who had been appointed for five years or more at 31 December 2019 met the guidelines.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Kathleen Casey	15,000	15,125
Laura Cha	15,000	16,200
Henri de Castries	15,000	19,251
Lord Evans of Weardale (retired on 12 April 2019)	15,000	12,892
Irene Lee	15,000	11,904
José Antonio Meade Kuribreña (appointed on 1 March 2019)	15,000	—
Heidi Miller	15,000	15,700
David Nish	15,000	50,000
Sir Jonathan Symonds	15,000	43,821
Jackson Tai	15,000	66,515
Mark Tucker	15,000	307,352
Pauline van der Meer Mohr	15,000	15,000

Compensation of Key Management Personnel
	2019	2018	2017
	$m	$m	$m
Short-term employee benefits	64	52	43
Other long-term employee benefits	8	6	5
Share-based payments	27	34	35
Year ended 31 Dec	99	92	83

Disclosure of shareholdings, options and other securities of key management personnel

Shareholdings, options and other securities of Key Management Personnel
	2019	2018
	(000s)	(000s)
Number of options held over HSBC Holdings ordinary shares under employee share plans	18	24
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	15,546	17,940
At 31 Dec	15,564	17,964

Disclosure of transactions and balances during the year with associates and joint ventures

Transactions and balances during the year with Key Management Personnel
		2019		2018
		Balance at 31 Dec	Highest amounts outstanding during year	Balance at 31 Dec	Highest amounts outstanding during year
	Footnotes	$m	$m	$m	$m
Key Management Personnel	1
Advances and credits	2	283	328	169	288
Guarantees		34	34	0.6	0.6
Deposits	3	268	659	300	802

1	Includes Key Management Personnel, close family members of Key Management Personnel and entities that are controlled or jointly controlled by Key Management Personnel or their close family members.

2	Advances and credits entered into by subsidiaries of HSBC Holdings plc during 2019 with Directors, disclosed pursuant to section 413 of the Companies Act 2006, totalled $3m (2018: $1m).

3	Comparatives have been re-presented to correct foreign currency translation errors impacting 2018 reported balances.

Transactions and balances during the year with associates and joint ventures
	2019		2018
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Unsubordinated amounts due from joint ventures	132	123	130	115
Unsubordinated amounts due from associates	4,554	2,054	3,887	3,000
Amounts due to associates	2,517	516	2,020	273
Amounts due to joint ventures	28	28	22	22
Guarantees and commitments	647	407	790	523

Transactions and balances during the year with subsidiaries
	2019		2018
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings	5,029	2,382	16,473	3,509
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	61,964	61,964	23,513	23,513
Derivatives	3,902	2,002	1,235	707
Loans and advances to HSBC undertakings	43,436	10,218	77,311	56,144
Prepayments, accrued income and other assets	655	480	—	—
Investments in subsidiaries	163,258	161,473	160,231	160,231
Total related party assets at 31 Dec	278,244	238,519	278,763	244,104
Liabilities
Amounts owed to HSBC undertakings	1,553	464	2,040	949
Derivatives	2,183	2,021	3,639	2,159
Subordinated liabilities	892	892	892	892
Total related party liabilities at 31 Dec	4,628	3,377	6,571	4,000
Guarantees and commitments	11,541	11,061	11,629	8,627